Property, Plant and Equipment, net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment, net [Abstract]
Property, Plant and Equipment, net

6. Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2022	2023
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	37,313	37,293
Furniture, fixtures and equipment	10,748	10,734
Motor vehicles	1,583	1,431
Leasehold improvements	4,201	4,432
Impairment	(2,781)	(2,769)
	83,297	83,354
Less: accumulated depreciation and amortization	(56,280)	(57,303)
Net book value	$27,017	$26,051

Included in furniture, fixtures and equipment is computer software with net values of $28 and $26 as of March 31, 2022 and 2023, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2022	2023

Land use right of state-owned land and buildings erected thereon (a)	$28,077	$28,077
Long term leased land and buildings erected thereon (b)	4,156	4,156
	$32,233	$32,233

(a) The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050.

(b) Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2023, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property leased to third parties for rental income under operating lease with net values of $6,819 and $2,671 as of March 31, 2022 and 2023, respectively. Details of these property on lease are as follows:

Included in leasehold land and buildings:

	March 31,
	2022	2023
Cost	$10,623	$4,273
Less: accumulated depreciation and amortization	(3,804)	(1,602)
Net book value	$6,819	$2,671

During the years ended March 31, 2021, 2022 and 2023, the Company had no impairment on its property, plant and equipment. Depreciation of property, plant and equipment were $1,755, $1,736 and $1,709 during the years ended March 31, 2021, 2022 and 2023, respectively.